Share Capital (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 items	Dec. 31, 2013	Dec. 31, 2012	Oct. 19, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares granted requiring Notification to Ministry of Communications	10.00%
Number of days for notification to Ministry of Communications	21 days
Dividends rate	50.00%
Authorized shares for issuance	1,458,392
Cash dividend payable, per share	$ 0.07
Vesting period	4 years
Options, expiration term	7 years
Percent of options available to vest	50.00%
Number of vesting installments	8
Percent of options available to vest, per quarter after initial vest	6.25%
Weighted-average of fair value options granted	$ 2.10	$ 2.26	$ 1.68
Treasury stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share repurchase program, authorized amount				$ 5
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares granted requiring Notification to Ministry of Communications	5.00%